Intangible Assets, Net - Summary of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 8,384	$ 1,165	¥ 8,384
Less: accumulated amortization	6,526	907	5,908
Intangible assets, net	1,858	258	2,476
Trade Name
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	4,000	556	4,000
Student Base and Customer Relationship
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	2,200	306	2,200
School Cooperation Agreements
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,000	139	1,000
Non-compete Agreement
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	440	61	440
Purchased Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	442	61	442
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 302	$ 42	¥ 302